NYSE Regulation

CERTPAC

[redacted]

08015997

VIA FACSIMILE AND U.S. MAIL
August 6, 2008

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Deutsche Bank Aktiengesellschaft

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on July 29, 2008) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

ELEMENTS Linked to the Benjamin Graham Small Cap Value Index—Total Return due August 14, 2023

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

PROCESSED
AUG 11 2008
THOMSON REUTERS

END